Investments	12 Months Ended
Dec. 31, 2013
Investments [Abstract]
Investments
INVESTMENTS

Cost Method Investments

The Company owns stock in a privately-owned company in the ethanol production industry. The investment, for which fair value approximates carrying value, was evaluated at December 31, 2013 and 2012 for impairment. The evaluations of the investment for each period's impairment analysis were based on the specific identification of shares held and quoted prices in markets that are not active (Level 2) and no impairments were identified. As a result of the evaluations, the Company does not consider the cost-method investment to be impaired at December 31, 2013 or 2012.

Fair Value Investments

Impairment Analysis

December 31, 2013--The Company's investments in available-for sale securities carried at fair value were evaluated every quarter for impairment by comparing the specifically identified cost of each investment to market price. As a result of these evaluations, the Company did not identify any other-than-temporary impairments in investments which would have resulted in a recognized loss in earnings of equity investments. The Company did identify some specific investments in available-for-sale equity securities that were not other-than-temporarily impaired resulting in the recognition of unrealized losses (see table above in Note 3 "Fair Value"). These unrealized losses relate to investments in the common stock of one company in the residential construction industry. When the Company evaluated the impairment by comparing the specifically identified cost of each investment to market price as of February 3, 2014, the residential construction industry securities' price per share decreased slightly from December 31, 2013 levels. The Company evaluated the near-term prospects in relation to the severity of the impairments and the duration of the impairments. Based on that evaluation, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2013.

December 31, 2012--The Company's investments in marketable equity securities carried at fair value were evaluated every quarter for impairment by comparing the specifically identified cost of each investment to market price. As a result of these evaluations, the Company did not identify any other-than-temporary impairments in investments which would have resulted in a recognized loss in earnings of equity investments. The Company did identify some specific investments in available-for-sale equity securities that were not other-than-temporarily impaired resulting in the recognition of unrealized losses (see table above in Note 3 "Fair Value"). These unrealized losses relate to investments in the common stock of one company in the cement industry. When the Company evaluated the impairment by comparing the specifically identified cost of each investment to market price as of January 25, 2013, the cement industry securities slightly recovered their temporary impairments. The Company evaluated the near-term prospects in relation to the severity of the impairments and the duration of the impairments. Based on that evaluation, the Company did not consider these investments to be other-than-temporarily impaired at December 31, 2012.

Investment Results

The investment results for the years ended December 31, 2013 and 2012 are as follows for available-for-sale equity securities carried at fair value:

	Amortized	Gross Unrealized Holding		Fair
December 31, 2013	Cost	Gains	Losses	Value
Available-for-sale equity securities
Cement industry	$2,940,000	$9,730,000	$—	$12,670,000
General building materials industry	3,600,000	2,970,000	—	6,570,000
Oil and gas refining and marketing industry	340,000	4,090,000	—	4,430,000
Residential construction industry	1,020,000	70,000	—	1,090,000
Total available-for-sale equity securities	$7,900,000	$16,860,000	$—	$24,760,000

Less: Deferred taxes on unrealized holding gains		6,744,000
Unrealized gains recorded in equity, net of deferred tax		$10,116,000

December 31, 2012
Available-for-sale equity securities
Cement industry	$4,190,000	$8,290,000	$—	$12,480,000
General building materials industry	3,600,000	2,150,000	—	5,750,000
Oil and gas refining and marketing industry	470,000	6,060,000	—	6,530,000
Total available-for-sale equity securities	$8,260,000	$16,500,000	$—	$24,760,000

Less: Deferred taxes on unrealized holding gains		6,600,000
Unrealized gains recorded in equity, net of deferred tax		$9,900,000

Investment-related cash flow information for available-for-sale equity securities carried at fair value for December 31, 2013, 2012 and 2011 is as follows:

	2013	2012	2011
Proceeds from sale of equity securities	$5,373,412	$6,799,194	$8,287,182
Realized gain on equity securities	3,891,296	4,173,141	5,051,406
Realized losses due to other-than-temporary
impairment of equity securities	—	—	(415,287)
Payment for purchases of equity securities	1,116,664	—	—

Equity Method Investments
The Company owns common stock of GFI, a privately-owned company in the brick industry. During 2013, the Company purchased $0.7 million in additional shares of GFI resulting in a 19.34% ownership as of December 31, 2013. Previously, the Company accounted for the investment as a cost method investment as management believed it did not have significant influence over GFI. As a result of the additional investment, the Company has determined that it has the ability to exercise significant influence, but not control, over the operating and financial policies of GFI. Consequently, the equity method of accounting is used for the investment and prior period financials from 2001 forward have been adjusted to reflect the change in accounting.
The following financial statement line items for fiscal years 2011, 2012 and 2013 were affected by the change in accounting principle from cost method to equity method of accounting for the investment in GFI:

	As Adjusted	As Previously Reported
As of December 31, 2012:
Investments	$25,298,086	$27,380,650
Investments in affiliates	2,626,200	—
Retained earnings	97,758,013	97,214,376
Total stockholders' equity	102,902,450	102,358,813
As of December 31, 2011
Retained earnings	98,320,771	97,751,202
Total stockholders' equity	98,642,947	98,073,378
As of January 1, 2011
Retained earnings (adjusted for prior periods beginning 2001)	102,802,198	102,270,564

Year ended December 31, 2012:
Dividend income	65,555	71,177
Equity in affiliate losses, net of tax	(20,310)	—
Net income	3,129,785	3,155,717
Net income per share	0.78	0.79
Year ended December 31, 2011:
Equity in affiliate earnings, net of tax	37,935	—
Net income	1,590,243	1,552,308
Net income per share	0.39	0.38
Pertinent information about the Company's investment in GFI is as follows:

	2013	2012	2011
Carrying value	$3,428,633	$2,626,200
Ownership percentage	19.34%	14.92%
Cash dividends received	$5,623	$5,623
Undistributed earnings	837,519	710,074
Difference between carrying amount and the underlying equity in net assets*	172,654	275,256
Equity in earnings	127,446	(20,310)	$37,935

* The difference between carrying amount and the underlying equity in net assets is in a memo account allocated to goodwill.

During 2013, 2012, and 2011, the Company purchased $0.9 million, $1.0 million and $1.0 million, respectively, of brick from GFI in arm's length transactions in the normal course of business for resale to third parties. The Company eliminated intra-entity profits or losses for its proportionate share of GFI's common stock for inventory still remaining with the Company until such profits or losses were realized in transactions with third parties. Amounts due to GFI for Company purchases were not significant at December 31, 2013 and 2012.
The Company's equity method investment is reviewed for impairment on a periodic basis or if an event occurs or circumstances change that indicate the carrying amount may be impaired. This assessment is based on a review of the investment's performance and a review of indicators of impairment to determine if there is evidence of a loss in value of the investment. Factors the Company considers include:

•	Absence of the Company's ability to recover the carrying amount;

•	Inability of the equity affiliate to sustain an earnings capacity which would justify the carrying amount of the investment; and

•	Significant litigation, bankruptcy or other events that could impact recoverability.

For an equity investment with impairment indicators, the Company measures fair value on the basis of discounted cash flows or other appropriate valuation methods (Level 3). If it is probable that the Company will not recover the carrying amount of its investment, the impairment is considered other-than-temporary and recorded in earnings, and the equity investment balance is reduced to its fair value accordingly. After review, the Company does not consider its equity method investment, for which fair value approximates carrying value, to be impaired at December 31, 2013 or 2012.